                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVANCED SERIES ADVISOR/SM/ PLAN III ("ASAP III")/SM/
 ADVANCED SERIES APEX II/SM/ ("APEX II")/SM/
 ADVANCED SERIES LIFEVEST II/SM/ ("ASL II")/SM/
 ADVANCED SERIES XTRA CREDIT/SM/ SIX ("XT6")/SM/
 ADVANCED SERIES ADVISORS CHOICE/SM/ 2000 ("CHOICE 2000")

                Amendment to Supplement dated February 23, 2009
                                       To
                Prospectuses dated May 1, 2008, as Supplemented

 This supplement should be read and retained with the prospectus and supplements for your ASAP III, APEX II, ASL II, XT6 and Choice 2000 Annuity. If you would like another copy of the prospectus or the supplements, please call us at 1-800-752-6342. The terms used in this supplement are defined in the Glossary of Terms in the Prospectus, unless specifically defined in a supplement to the Prospectus.

 The February 23, 2009 Supplement offering the following optional living benefits: Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option ("BIO"), Spousal Highest Daily Lifetime 7 Plus with BIO and Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator ("LIA"), is hereby amended as follows.

 The "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges" Table on pages 3 and 4 of your Supplement is hereby replaced in its entirety with the following Table. The Table is being revised to clarify how the Optional Benefit Fee is deducted from your Annuity. In the Table below, "AV" refers to Account Value and "PWV" refers to Protected Withdrawal Value.

                                                                       CORESUP8

 The following line items are added to the prospectus (page 8 or page 7 for Choice 2000) section "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges." The entire table of "Summary of Contract Fees and Charges" can be found on page 6 of your prospectus.

                     SUMMARY OF CONTRACT FEES AND CHARGES

------------------------------------------------------------------------------------------------------------------------
                                     YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
------------------------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT               OPTIONAL        TOTAL        TOTAL        TOTAL        TOTAL         TOTAL
                                       BENEFIT FEE/     ANNUAL        ANNUAL      ANNUAL        ANNUAL       ANNUAL
                                          CHARGE      CHARGE /2/    CHARGE /2/   CHARGE /2/   CHARGE/ 2/   CHARGE /2/
                                                      for ASAP III  for APEX II  for ASL II    for XT6     for CHOICE
                                                                                                              2000
------------------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                         1.50%       1.25% +       1.65% +      1.65% +      1.65% +       0.65% +
                                       of greater of   1.50% of      1.50% of     1.50% of     1.50% of     1.50% of
                                        AV and PWV    greater of    greater of   greater of   greater of  greater of AV
                                                        AV and        AV and       AV and       AV and       and PWV
                                                         PWV           PWV          PWV          PWV
Current Charge                           0.75% of      1.25% +       1.65% +      1.65% +      1.65% +       0.65% +
                                       greater of AV   0.75% of      0.75% of     0.75% of     0.75% of     0.75% of
                                          and PWV     greater of    greater of   greater of   greater of  greater of AV
                                                        AV and        AV and       AV and       AV and       and PWV
                                                         PWV           PWV          PWV          PWV
------------------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                       1.50% of      1.25% +       1.65% +      1.65% +      1.65% +       0.65% +
                                       greater of AV   1.50% of      1.50% of     1.50% of     1.50% of     1.50% of
                                          and PWV     greater of    greater of   greater of   greater of  greater of AV
                                                        AV and        AV and       AV and       AV and       and PWV
                                                         PWV           PWV          PWV          PWV
Current Charge                           0.90% of      1.25% +       1.65% +      1.65% +      1.65% +       0.65% +
                                       greater of AV   0.90% of      0.90% of     0.90% of     0.90% of     0.90% of
                                          and PWV     greater of    greater of   greater of   greater of  greater of AV
                                                        AV and        AV and       AV and       AV and       and PWV
                                                         PWV           PWV          PWV          PWV
------------------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH BIO
Maximum Charge /3/                       2.00% of      1.25% +       1.65% +      1.65% +      1.65% +       0.65% +
                                       greater of AV   2.00% of      2.00% of     2.00% of     2.00% of     2.00% of
                                          and PWV     greater of    greater of   greater of   greater of  greater of AV
                                                        AV and        AV and       AV and       AV and       and PWV
                                                         PWV           PWV          PWV          PWV
Current Charge                           1.10% of      1.25% +       1.65% +      1.65% +      1.65% +       0.65% +
                                       greater of AV   1.10% of      1.10% of     1.10% of     1.10% of     1.10% of
                                          and PWV     greater of    greater of   greater of   greater of  greater of AV
                                                        AV and        AV and       AV and       AV and       and PWV
                                                         PWV           PWV          PWV          PWV
------------------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
WITH BIO
Maximum Charge /3/                       2.00% of      1.25% +       1.65% +      1.65% +      1.65% +       0.65% +
                                       greater of AV   2.00% of      2.00% of     2.00% of     2.00% of     2.00% of
                                          and PWV     greater of    greater of   greater of   greater of  greater of AV
                                                        AV and        AV and       AV and       AV and       and PWV
                                                         PWV           PWV          PWV          PWV
Current Charge                           1.10% of      1.25% +       1.65% +      1.65% +      1.65% +       0.65% +
                                       greater of AV   1.10% of      1.10% of     1.10% of     1.10% of     1.10% of
                                          and PWV     greater of    greater of   greater of   greater of  greater of AV
                                                        AV and        AV and       AV and       AV and       and PWV
                                                         PWV           PWV          PWV          PWV
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                     YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
------------------------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT               OPTIONAL        TOTAL        TOTAL        TOTAL        TOTAL         TOTAL
                                       BENEFIT FEE/     ANNUAL        ANNUAL      ANNUAL        ANNUAL       ANNUAL
                                          CHARGE      CHARGE /2/    CHARGE /2/   CHARGE /2/   CHARGE/ 2/   CHARGE /2/
                                                      for ASAP III  for APEX II  for ASL II    for XT6     for CHOICE
                                                                                                              2000
------------------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH LIA
Maximum Charge /3/                       2.00% of      1.25% +       1.65% +      1.65% +      1.65% +       0.65% +
                                       greater of AV   2.00% of      2.00% of     2.00% of     2.00% of     2.00% of
                                          and PWV     greater of    greater of   greater of   greater of  greater of AV
                                                        AV and        AV and       AV and       AV and       and PWV
                                                         PWV           PWV          PWV          PWV
Current Charge                           1.10% of      1.25% +       1.65% +      1.65% +      1.65% +       0.65% +
                                       greater of AV   1.10% of      1.10% of     1.10% of     1.10% of     1.10% of
                                          and PWV     greater of    greater of   greater of   greater of  greater of AV
                                                        AV and        AV and       AV and       AV and       and PWV
                                                         PWV           PWV          PWV          PWV
------------------------------------------------------------------------------------------------------------------------

 How Charge is Determined

 1. Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.75% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.75% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.75% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Choice 2000, 0.75% of the greater of the AV and the PWV is in addition to 0.65% annual charge of amounts invested in the Sub-accounts. Spousal Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.90% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.90% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.90% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Choice 2000, 0.90% of the greater of the AV and the PWV is in addition to 0.65% annual charge of amounts invested in the Sub-accounts.
    Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Choice 2000, 1.10% of the greater of the AV and the PWV is in addition to 0.65% annual charge of amounts invested in the Sub-accounts.
    Spousal Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Choice 2000, 1.10% of the greater of the AV and the PWV is in addition to 0.65% annual charge of amounts invested in the Sub-accounts.
    Highest Daily Lifetime 7 Plus with LIA. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Choice 2000, 1.10% of the greater of the AV and the PWV is in addition to 0.65% annual charge of amounts invested in the Sub-accounts.
 2. The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
 3. We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.

                                                      ----------------
         [LOGO] Prudential                               PRSRT STD
         The Prudential Insurance Company of America   U.S. POSTAGE
         751 Broad Street                                  PAID
         Newark, NJ 07102-3777                         LANCASTER, PA
                                                      PERMIT NO. 1793
                                                      ----------------


                                                                       CORESUP8

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVANCED SERIES ADVISOR PLAN III/SM/ ("ASAP III")/SM/
 ADVANCED SERIES APEX II/SM/ ("APEX II")/SM/
 ADVANCED SERIES LIFEVEST II/SM/ ("ASL II")/SM/
 ADVANCED SERIES XTRA CREDIT EIGHT/SM/ ("XT8")/SM/

                Amendment to Supplement dated February 23, 2009
                                       To
               Prospectuses dated June 16, 2008, as Supplemented

 This supplement should be read and retained with the prospectus and supplements for your ASAP III, APEX II, ASL II, and XT8 Annuity. If you would like another copy of the prospectus or the supplements, please call us at 1-800-752-6342. The terms used in this supplement are defined in the Glossary of Terms in the Prospectus, unless specifically defined in a supplement to the Prospectus.

 The February 23, 2009 Supplement offering the following optional living benefits: Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option ("BIO"), Spousal Highest Daily Lifetime 7 Plus with BIO and Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator ("LIA"), is hereby amended as follows.

 The "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges" Table on pages 3 and 4 of your Supplement is hereby replaced in its entirety with the following Table. The Table is being revised to clarify how the Optional Benefit Fee is deducted from your Annuity. In the Table below, "AV" refers to Account Value and "PWV" refers to Protected Withdrawal Value.



                                                                     COREIISUP5

 The following line items are added to the prospectus (on page 8) section "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges." The entire table of "Summary of Contract Fees and Charges" can be found on page 6 of your prospectus.

                     SUMMARY OF CONTRACT FEES AND CHARGES

---------------------------------------------------------------------------------------------------------
                         YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
---------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT               OPTIONAL         TOTAL        TOTAL        TOTAL       TOTAL
                                       BENEFIT FEE/      ANNUAL        ANNUAL      ANNUAL       ANNUAL
                                          CHARGE       CHARGE /2/    CHARGE /2/   CHARGE /2/  CHARGE /2/
                                                      for ASAP III   for APEX II  for ASL II   for XT8
---------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                       1.50% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    1.50% of      1.50% of     1.50% of    1.50% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
Current Charge                           0.75% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    0.75% of      0.75% of     0.75% of    0.75% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
---------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                       1.50% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    1.50% of      1.50% of     1.50% of    1.50% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
Current Charge                           0.90% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    0.90% of      0.90% of     0.90% of    0.90% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
---------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH BIO
Maximum Charge /3/                       2.00% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    2.00% of      2.00% of     2.00% of    2.00% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
Current Charge                           1.10% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    1.10% of      1.10% of     1.10% of    1.10% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
---------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
WITH BIO
Maximum Charge /3/                       2.00% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    2.00% of      2.00% of     2.00% of    2.00% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
Current Charge                           1.10% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    1.10% of      1.10% of     1.10% of    1.10% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                         YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
---------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT               OPTIONAL         TOTAL        TOTAL        TOTAL       TOTAL
                                       BENEFIT FEE/      ANNUAL        ANNUAL      ANNUAL       ANNUAL
                                          CHARGE       CHARGE /2/    CHARGE /2/   CHARGE /2/  CHARGE /2/
                                                      for ASAP III   for APEX II  for ASL II   for XT8
---------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH LIA
Maximum Charge /3/                       2.00% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    2.00% of      2.00% of     2.00% of    2.00% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
Current Charge                           1.10% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    1.10% of      1.10% of     1.10% of    1.10% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
---------------------------------------------------------------------------------------------------------

 How Charge is Determined

 1. Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.75% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.75% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT8, 0.75% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts.
    Spousal Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.90% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.90% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT8, 0.90% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts. Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT8, 1.10% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts. Spousal Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT8, 1.10% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts. Highest Daily Lifetime 7 Plus with LIA. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT8, 1.10% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts.
 2. The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
 3. We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.

                                                      ----------------
         [LOGO] Prudential                               PRSRT STD
         The Prudential Insurance Company of America   U.S. POSTAGE
         751 Broad Street                                  PAID
         Newark, NJ 07102-3777                         LANCASTER, PA
                                                      PERMIT NO. 1793
                                                      ----------------


                                                                     COREIISUP5

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVANCED SERIES CORNERSTONE ("AS CORNERSTONE")/SM/
 ADVANCED SERIES XTRA CREDIT SIX ("XT6")/SM/
 ADVANCED SERIES LIFEVEST II ("ASL II")/SM/

                Amendment to Supplement dated February 23, 2009
                                       To
              Prospectuses dated October 17, 2008, as Supplemented

 This supplement should be read and retained with the prospectus and supplements for your AS CORNERSTONE, ASL II and XT6 Annuity. If you would like another copy of the prospectus or the supplements, please call us at 1-800-752-6342. The terms used in this supplement are defined in the Glossary of Terms in the Prospectus, unless specifically defined in a supplement to the Prospectus.

 The February 23, 2009 Supplement offering the following optional living benefits: Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option ("BIO"), Spousal Highest Daily Lifetime 7 Plus with BIO and Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator ("LIA"), is hereby amended as follows.

 The "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges" Table on page 3 of your Supplement is hereby replaced in its entirety with the following Table. The Table is being revised to clarify how the Optional Benefit Fee is deducted from your Annuity. In the Table below, "AV" refers to Account Value and "PWV" refers to Protected Withdrawal Value.



                                                                     CORNERSUP4

 The following line items are added to the prospectus (page 6) section "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges." The entire table of "Summary of Contracts Fees and Charges" can be found on page 4 of your prospectus.

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                                     YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
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          OPTIONAL BENEFIT               OPTIONAL          TOTAL               TOTAL                 TOTAL
                                       BENEFIT FEE/        ANNUAL             ANNUAL                 ANNUAL
                                          CHARGE         CHARGE /2/         CHARGE /2/             CHARGE /2/
                                                           for AS           for ASL II              for XT6
                                                         CORNERSTONE
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
HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                       1.50% of     1.15% + 1.50% of   1.65% + 1.50% of   1.65% + 1.50% of greater
                                       greater of AV  greater of AV and    greater of AV         of AV and PWV
                                          and PWV            PWV              and PWV
Current Charge                           0.75% of     1.15% + 0.75% of   1.65% + 0.75% of   1.65% + 0.75% of greater
                                       greater of AV  greater of AV and  greater of AV and       of AV and PWV
                                          and PWV            PWV                PWV
---------------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                       1.50% of     1.15% + 1.50% of   1.65% + 1.50% of   1.65% + 1.50% of greater
                                       greater of AV  greater of AV and  greater of AV and       of AV and PWV
                                          and PWV            PWV                PWV
Current Charge                           0.90% of     1.15% + 0.90% of   1.65% + 0.90% of   1.65% + 0.90% of greater
                                       greater of AV  greater of AV and  greater of AV and       of AV and PWV
                                          and PWV            PWV                PWV
---------------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH BIO
Maximum Charge /3/                       2.00% of     1.15% + 2.00% of   1.65% + 2.00% of   1.65% + 2.00% of greater
                                       greater of AV  greater of AV and  greater of AV and       of AV and PWV
                                          and PWV            PWV                PWV
Current Charge                           1.10% of     1.15% + 1.10% of   1.65% + 1.10% of   1.65% + 1.10% of greater
                                       greater of AV  greater of AV and  greater of AV and       of AV and PWV
                                          and PWV            PWV                PWV
---------------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
WITH BIO
Maximum Charge /3/                       2.00% of     1.15% + 2.00% of   1.65% + 2.00% of   1.65% + 2.00% of greater
                                       greater of AV  greater of AV and  greater of AV and       of AV and PWV
                                          and PWV            PWV                PWV
Current Charge                           1.10% of     1.15% + 1.10% of   1.65% + 1.10% of   1.65% + 1.10% of greater
                                       greater of AV  greater of AV and  greater of AV and       of AV and PWV
                                          and PWV            PWV                PWV
---------------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH LIA
Maximum Charge /3/                       2.00% of     1.15% + 2.00% of   1.65% + 2.00% of   1.65% + 2.00% of greater
                                       greater of AV  greater of AV and  greater of AV and       of AV and PWV
                                          and PWV            PWV                PWV
Current Charge                           1.10% of     1.15% + 1.10% of   1.65% + 1.10% of   1.65% + 1.10% of greater
                                       greater of AV  greater of AV and  greater of AV and       of AV and PWV
                                          and PWV            PWV                PWV
---------------------------------------------------------------------------------------------------------------------

 How Charge is Determined

 1. Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For AS Cornerstone, 0.75% of the greater of the AV and the PWV is in addition to 1.15% annual charge of amounts invested in the Sub-accounts. For ASL II, 0.75% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.75% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.

    Spousal Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For AS Cornerstone, 0.90% of the greater of the AV and the PWV is in addition to 1.15% annual charge of amounts invested in the Sub-accounts. For ASL II, 0.90% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.90% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.
    Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For AS Cornerstone, 1.10% of the greater of the AV and the PWV is in addition to 1.15% annual charge of amounts invested in the Sub-accounts. For ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.
    Spousal Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For AS Cornerstone, 1.10% of the greater of the AV and the PWV is in addition to 1.15% annual charge of amounts invested in the Sub-accounts. For ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.
    Highest Daily Lifetime 7 Plus with LIA. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For AS Cornerstone, 1.10% of the greater of the AV and the PWV is in addition to 1.15% annual charge of amounts invested in the Sub-accounts. For ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.
 2. The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
 3. We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.

                                      3

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                                                                     CORNERSUP4